COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		6 Months Ended	11 Months Ended
	Jun. 16, 2025	Jun. 30, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Option for underwriters to purchase additional units, term		45 days	45 days
Number of additional units that can be purchased by the underwriters to cover over-allotments.		2,625,000	2,625,000
Gross proceeds from proposed public offering	$ 201,250,000		$ 201,250,000
Description of underwriters deferred commissions		The Deferred Fee will be released to the Underwriters only on completion of an initial Business Combination. The Deferred Fee will be payable as follows: (i) $0.20 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash, and (ii) $0.15 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash based on the funds remaining in the Trust Account after giving effect to Public Shares that are redeemed in connection with an initial Business Combination.	The Deferred Fee will be released to the Underwriters only on completion of an initial Business Combination. The Deferred Fee will be payable as follows: (i) $0.20 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash, and (ii) $0.15 per Public Unit sold in the Initial Public Offering shall be paid to the Underwriters in cash based on the funds remaining in the Trust Account after giving effect to Public Shares that are redeemed in connection with an initial Business Combination.
IPO [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Gross proceeds from proposed public offering	201,250,000
Issuance of representative shares		175,000	175,000
Description of representative shares		The Company accounted for the Representative Shares as a cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The Underwriters (and any of their designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares are be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and are, accordingly, subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Public Units in the Initial Public Offering.Furthermore, the Underwriters agreed (and any of their designees to whom the Representative Shares are issued agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of our initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares are not transferable, assignable or saleable until 30 days after the completion of the initial Business Combination (except with respect to permitted transferees as described in the IPO Registration Statement).	The Company accounted for the Representative Shares as a cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The Underwriters (and any of their designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of a Business Combination. In addition, the Representative Shares are be deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and are, accordingly, subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Public Units in the Initial Public Offering.Furthermore, the Underwriters agreed (and any of their designees to whom the Representative Shares are issued agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of our initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period. In addition, the Representative Shares are not transferable, assignable or saleable until 30 days after the completion of the initial Business Combination (except with respect to permitted transferees as described in the IPO Registration Statement).
Over-Allotment Option [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Gross proceeds from proposed public offering	$ 201,250,000
Cash Underwriting Discount [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Percentage of cash underwriting discount		2.00%	2.00%
Cash Underwriting Discount [Member] | IPO [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Gross proceeds from proposed public offering		$ 4,025,000	$ 4,025,000
Deferred Underwriting Discount [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Percentage of deferred underwriting discount		3.50%	3.50%
Deferred Underwriting Discount [Member] | Over-Allotment Option [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Gross proceeds from proposed public offering		$ 7,043,750	$ 7,043,750